EARNINGS PER SHARE - Summary of weighted average number of shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
EARNINGS PER SHARE
Profit after tax attributable to equity shareholders	£ 762	£ 806
Weighted average number of shares	8,915	9,046
Weighted average number of treasury shares and shares held by EBTs	(30)	(16)
Basic weighted average number of shares - used for basic earnings per share	8,885	9,030
Effect of dilutive potential shares	35	34
Diluted weighted average number of shares	8,920	9,064
Basic earnings per share (pence)	£ 0.086	£ 0.089
Diluted earnings per share (pence)	£ 0.085	£ 0.089